Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Property Plant and Equipment

	Aircraft, engines and
	flight equipment			Other
		Held under		property, plant	Construction
	Owned	finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2018
At December 31, 2017 and at January 1, 2018:
Cost	111,297	105,801	8,809	7,934	3,705	237,546
Accumulated depreciation and impairment	(42,303)	(21,041)	(2,331)	(5,015)	—	(70,690)

Net carrying amount	68,994	84,760	6,478	2,919	3,705	166,856

At January 1, 2018, net of accumulated depreciation and impairment	68,994	84,760	6,478	2,919	3,705	166,856
Additions	6,057	9,821	32	1,192	4,181	21,283
Disposals	(3,304)	(1,332)	(202)	(54)	—	(4,892)
Transfer from construction in progress	—	—	2,909	548	(3,457)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	824	10,696	—	—	—	11,520
Transfer from investment properties (note 18)	—	—	18	—	—	18
Transfer to investment properties (note 18)	—	—	(386)	—	—	(386)
Assets included in assets classified as held for sale	(13)	—	—	—	—	(13)
Transfer from/(to) other non-current assets	—	—	—	359	(10)	349
Depreciation provided during the year	(6,817)	(6,690)	(318)	(791)	—	(14,616)
Impairment	(15)	—	—	—	—	(15)
Transfers	2,820	(2,820)	(1)	1	—	—

At December 31, 2018, net of accumulated depreciation and impairment	68,546	94,435	8,530	4,174	4,419	180,104

At December 31, 2018:
Cost	111,968	117,824	10,689	9,462	4,419	254,362
Accumulated depreciation and impairment	(43,422)	(23,389)	(2,159)	(5,288)	—	(74,258)

Net carrying amount	68,546	94,435	8,530	4,174	4,419	180,104

	Aircraft, engines and
	flight equipment			Other
		Held under		property, plant	Construction
	Owned	finance leases	Buildings	and equipment	in progress	Total
	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
December 31, 2017
At December 31, 2016 and at January 1, 2017:
Cost	99,653	97,064	8,324	8,201	2,398	215,640
Accumulated depreciation and impairment	(34,914)	(19,890)	(2,450)	(5,206)	—	(62,460)

Net carrying amount	64,739	77,174	5,874	2,995	2,398	153,180

At January 1, 2017, net of accumulated depreciation and impairment	64,739	77,174	5,874	2,995	2,398	153,180
Additions	3,659	8,277	276	808	2,688	15,708
Disposals	(656)	(264)	(1)	(103)	—	(1,024)
Transfer from construction in progress	—	—	1,019	18	(1,037)	—
Transfer from advanced payments on acquisition of aircraft (note 21)	1,701	13,378	—	—	—	15,079
Transfer from investment properties (note 18)	—	—	9	—	—	9
Transfer to investment properties (note 18)	—	—	(2)	—	—	(2)
Assets included in assets classified as held for sale	—	—	—	(2)	—	(2)
Transfer to other non-current assets	—	—	—	—	(327)	(327)
Depreciation provided during the year	(6,154)	(6,302)	(298)	(613)	—	(13,367)
Disposal of a subsidiary (note 46)	(199)	(1,220)	(375)	(208)	(17)	(2,019)
Impairment	(379)	—	—	—	—	(379)
Transfers	6,283	(6,283)	(24)	24	—	—

At December 31, 2017, net of accumulated depreciation and impairment	68,994	84,760	6,478	2,919	3,705	166,856

At December 31, 2017:
Cost	111,297	105,801	8,809	7,934	3,705	237,546
Accumulated depreciation and impairment	(42,303)	(21,041)	(2,331)	(5,015)	—	(70,690)

Net carrying amount	68,994	84,760	6,478	2,919	3,705	166,856

Aircraft, Engines and Flight Equipment Owned [Member]
Statement [LineItems]
Summary of Property Plant and Equipment

The following table indicates the cost and net carrying amount of the Group’s aircraft pledged as collateral under certain borrowing arrangements (note 39) and the Group’s aircraft held under finance leases:

	2018		2017
	Cost	Net carrying amount	Cost	Net carrying amount
	RMB million	RMB million	RMB million	RMB million
Aircraft
- pledged as collateral	11,752	8,391	11,207	8,379
- under finance leases	117,828	94,416	108,937	86,872

	129,580	102,807	120,144	95,251